TOTAL EQUITY AND EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2011
TOTAL EQUITY AND EARNINGS (LOSS) PER SHARE
Rollforward of outstanding shares

	Preferred Stock
Year Ended December 31, 2011	AIG Series E	AIG Series F	AIG Series C	AIG Series G	Common Stock Issued	Treasury Stock	Outstanding Shares

Shares, beginning of year	400,000	300,000	100,000	-	147,124,067	(6,660,908)	140,463,159
Issuances	-	-	-	20,000	100,799,653	-	100,799,653
Settlement of equity unit stock purchase contracts	-	-	-	-	3,606,417	-	3,606,417
Shares exchanged	(400,000)	(300,000)	(100,000)	-	1,655,037,962	(11,678)	1,655,026,284
Shares repurchased	-	-	-	-	-	(3,074,031)	(3,074,031)
Shares cancelled	-	-	-	(20,000)	-	-	-

Shares, end of year	-	-	-	-	1,906,568,099	(9,746,617)	1,896,821,482

Consolidated balance sheet line items affected by the recapitalization

	Effect of Recapitalization
Increase (Decrease) (dollars in millions)	Repayment and Termination of FRBNY Credit Facility(a)	Repurchase and Exchange of SPV Preferred Interests		Exchange of Preferred Stock for Common Stock(c)	Total Effect of Recapitalization

Other assets	$(24,297)	$(6,140	)(b)	$-	$(30,437)
Other liabilities	(325)	-		-	(325)
Federal Reserve Bank of New York credit facility	(20,689)	-		-	(20,689)
Redeemable noncontrolling nonvoting, callable, junior preferred interests held by Department of Treasury	-	20,292		-	20,292
AIG shareholders' equity:
Preferred stock
Series C preferred stock	-	-		(23,000)	(23,000)
Series E preferred stock	-	-		(41,605)	(41,605)
Series F preferred stock	-	20,292		(7,378)	(7,378)
		(20,292)
Series G preferred stock; 20,000 shares issued; liquidation value $0(d)	-	-		-	-
Common stock	-	-		4,138	4,138
Additional paid-in capital	-	-		67,845	67,845
Retained Earnings	(3,283)	-		-	(3,283)
Noncontrolling nonvoting, callable, junior and senior preferred interests held by Federal Reserve Bank of New York	-	(26,432)		-	(26,432)
Shares outstanding				1,655,037,962	1,655,037,962

(a)
Repayment and Termination of the FRBNY Credit Facility – Funds held in escrow and included in Other assets from the AIA IPO and the ALICO sale were used to repay the FRBNY Credit Facility. The adjustments to Other assets and Accumulated deficit reflects the write-off of the unamortized portion of the net prepaid commitment fee asset.

(b)
Repurchase and Exchange of SPV Preferred Interests – AIG used remaining net cash proceeds from the AIA IPO and the ALICO sale to pay down a portion of the liquidation preference on the SPV Preferred Interests held by the FRBNY and drew down approximately $20.3 billion under the Department of the Treasury Commitment (Series F) to repurchase the FRBNY's remaining SPV Preferred Interests, which AIG then transferred to the Department of the Treasury as part of the consideration for the exchange of the Series F Preferred Stock.

(c)
Exchange of AIG's Series C, E and F Preferred Stock for AIG Common Stock. The adjustments represent the exchange of Series C Preferred Stock, Series E Preferred Stock, and Series F Preferred Stock for AIG Common Stock. As a result of the Recapitalization, the Department of the Treasury acquired 1,655,037,962 shares of newly issued AIG Common Stock.

(d)
In connection with the May Common Stock Offering, the Series G Preferred Stock was cancelled.

Rollforward of preferred stock

(in millions)	AIG Series E	AIG Series F	AIG Series C	AIG Series D	Total Preferred Stock

Balance, January 1, 2009	$-	$-	$-	$40,000	$40,000
AIG Series C issuance	-	-	23,000	-	23,000
AIG Series D exchange for AIG Series E	41,605	-	-	(40,000)	1,605
AIG Series F drawdown	-	5,344	-	-	5,344
AIG Series F commitment fee	-	(165)	-	-	(165)

Balance, December 31, 2009	$41,605	$5,179	$23,000	$-	$69,784

AIG Series F drawdown	-	2,199	-	-	2,199

Balance, December 31, 2010	$41,605	$7,378	$23,000	$-	$71,983

Shares Exchanged	(41,605)	(7,378)	(23,000)	-	(71,983)

Balance, December 31, 2011	$-	$-	$-	$-	$-

Accumulated Other Comprehensive Income (Loss)

(in millions)	Unrealized Appreciation (Depreciation) of Fixed Maturity Investments on Which Other-Than- Temporary Credit Impairments Were Taken	Unrealized Appreciation (Depreciation) of All Other Investments	Foreign Currency Translation Adjustments	Net Derivative Gains (Losses) Arising from Cash Flow Hedging Activities	Change in Retirement Plan Liabilities Adjustment	Total

Balance, January 1, 2009, net of tax	$-	$(4,452)	$(187)	$(191)	$(1,498)	$(6,328)
Cumulative effect of change in accounting principle, net of tax(a)	(2,537)	(7,242)	(198)	-	-	(9,977)
Adjustment on April 1, 2009(b)	(599)	599	-	-	-	-

Change in unrealized appreciation of investments	2,392	30,829	-	-	-	33,221
Change in deferred acquisition costs adjustment and other	(345)	(3,016)	-	-	-	(3,361)
Change in foreign currency translation adjustments	-	-	2,858	-	-	2,858
Change in net derivative losses arising from cash flow hedging activities	-	-	-	95	-	95
Net actuarial gain	-	-	-	-	197	197
Prior service credit	-	-	-	-	(29)	(29)
Change attributable to divestitures and deconsolidations	1	896	(679)	-	202	420
Deferred tax liability	(724)	(10,088)	(742)	(32)	(16)	(11,602)

Total other comprehensive income	1,324	18,621	1,437	63	354	21,799
Noncontrolling interests	(2)	280	110	-	-	388

Balance, December 31, 2009, net of tax	$(1,810)	$7,246	$942	$(128)	$(1,144)	$5,106

Cumulative effect of change in accounting principle, net of tax(c)	(76)	(269)	-	-	-	(345)

Change in unrealized appreciation of investments	2,645	7,265	-	-	-	9,910
Change in deferred acquisition costs adjustment and other	(166)	(491)	-	-	-	(657)
Change in foreign currency translation adjustments	-	-	654	-	-	654
Change in net derivative losses arising from cash flow hedging activities	-	-	-	105	-	105
Net actuarial loss	-	-	-	-	(1)	(1)
Prior service credit	-	-	-	-	10	10
Change attributable to divestitures and deconsolidations	43	(2,854)	(2,357)	6	290	(4,872)
Deferred tax asset (liability)	(1,293)	(1,627)	775	(17)	(24)	(2,186)

Total other comprehensive income (loss)	1,229	2,293	(928)	94	275	2,963
Noncontrolling interests	2	99	80	-	-	181

Balance, December 31, 2010, net of tax	$(659)	$9,171	$(66)	$(34)	$(869)	$7,543

Change in unrealized appreciation of investments	55	5,463	-	-	-	5,518
Change in deferred acquisition costs adjustment and other(d)	11	(641)	-	-	-	(630)
Change in future policy benefits(e)	-	(2,302)	-	-	-	(2,302)
Change in foreign currency translation adjustments	-	-	(97)	-	-	(97)
Change in net derivative losses arising from cash flow hedging activities	-	-	-	51	-	51
Net actuarial loss	-	-	-	-	(752)	(752)
Prior service credit	-	-	-	-	387	387
Change attributable to divestitures and deconsolidations	23	(3,643)	(1,681)	-	260	(5,041)
Deferred tax asset (liability)	(163)	(362)	786	(34)	35	262

Total other comprehensive income (loss)	(74)	(1,485)	(992)	17	(70)	(2,604)
Acquisition of noncontrolling interest	-	45	66	-	(18)	93
Noncontrolling interests	3	(160)	36	-	-	(121)

Balance, December 31, 2011, net of tax	$(736)	$7,891	$(1,028)	$(17)	$(957)	$5,153

(a)
Includes the cumulative effect of the adoption on April 1, 2009 for other-than-temporary impairments, which reduced accumulated other comprehensive income by $9.5 billion. Also includes the cumulative effect of the retrospective adoption of the standard for acquisition costs, which reduced accumulated other comprehensive income by $0.4 billion. See Note 2 to the Consolidated Financial Statements.

(b)
Adjustment to reflect adoption of the other-than-temporary impairment accounting standard.

(c)
AIG adopted the standard on the consolidation of variable interest entities on January 1, 2010. The adoption decreased accumulated other comprehensive income as a result of the consolidation of previously unconsolidated VIEs.

(d)
Includes the pre-tax adjustment to Accumulated other comprehensive income related to a $152 million reduction of deferred acquisition costs as a consequence of the recognition of additional policyholder benefit reserves disclosed below.

(e)
The adjustment to policyholder benefit reserves assumes that the unrealized appreciation on available for sale securities is actually realized and that the proceeds are reinvested at lower yields.

Rollforward of non-controlling interests

	Redeemable Noncontrolling interests
				Non-redeemable Noncontrolling interests
	Held by Department of Treasury
(in millions)		Other	Total	Held by FRBNY	Other	Total

Year Ended December 31, 2011
Balance, beginning of year	$-	$434	$434	$26,358	$1,562	$27,920

Repurchase of SPV preferred interests in connection with Recapitalization	-	-	-	(26,432)	-	(26,432)
Exchange of consideration for preferred stock in connection with Recapitalization	20,292	-	20,292	-	-	-
Repayment to Department of the Treasury	(12,425)	-	(12,425)	-	-	-
Net distributions	-	(21)	(21)	-	(8)	(8)
Consolidation (deconsolidation)	-	(307)	(307)	-	(123)	(123)
Acquisition of noncontrolling interest	-	-	-	-	(489)	(489)
Comprehensive income:
Net income (loss)	560	(8)	552	74	82	156
Accumulated other comprehensive loss, net of tax:
Unrealized losses on investments	-	(2)	(2)	-	(155)	(155)
Foreign currency translation adjustments	-	-	-	-	36	36

Total accumulated other comprehensive loss, net of tax	-	(2)	(2)	-	(119)	(119)

Total comprehensive income (loss)	560	(10)	550	74	(37)	37

Other	-	-	-	-	(50)	(50)

Balance, end of year	$8,427	$96	$8,523	$-	$855	$855

Year Ended December 31, 2010
Balance, beginning of year	$-	$959	$959	$24,540	$3,712	$28,252

Net contributions	-	469	469	-	78	78
Consolidation (deconsolidation)	-	265	265	-	(2,740)	(2,740)
Comprehensive income:
Net income	-	73	73	1,818	336	2,154
Accumulated other comprehensive income, net of tax:
Unrealized gains on investments	-	7	7	-	93	93
Foreign currency translation adjustments	-	(2)	(2)	-	83	83

Total accumulated other comprehensive income, net of tax	-	5	5	-	176	176

Total comprehensive income	-	78	78	1,818	512	2,330

Deconsolidation of AIA	-	(1,337)	(1,337)	-	-	-
Other

Balance, end of year	$-	$434	$434	$26,358	$1,562	$27,920

Computation of basic and diluted EPS

Years Ended December 31, (dollars in millions, except per share data)	2011	2010	2009

Numerator for EPS:
Income (loss) from continuing operations	$18,863	$12,930	$(12,387)
Net income (loss) from continuing operations attributable to noncontrolling interests:
Nonvoting, callable, junior and senior preferred interests	634	1,818	140
Other	55	355	(1,576)

Total net income (loss) from continuing operations attributable to noncontrolling interests	689	2,173	(1,436)

Net income (loss) attributable to AIG from continuing operations	18,174	10,757	(10,951)

Income (loss) from discontinued operations	$2,467	$(645)	$2,661
Net income from discontinued operations attributable to noncontrolling interests	19	54	72

Net income (loss) attributable to AIG from discontinued operations	2,448	(699)	2,589

Cumulative dividends on AIG Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share	-	-	(1,204)
Deemed dividend to AIG Series D Preferred Stock exchanged for the Series E Preferred Stock	-	-	(91)
Deemed dividends to AIG Series E and F Preferred Stock	(812)	-	-
(Income) loss allocated to the Series C Preferred Stock – continuing operations	-	(8,569)	-

Net income (loss) attributable to AIG common shareholders from continuing operations, applicable to common stock for EPS	17,362	2,188	(12,246)

(Income) loss allocated to the Series C Preferred Stock – discontinued operations	-	557	-

Net income (loss) attributable to AIG common shareholders from discontinued operations, applicable to common stock for EPS	$2,448	$(142)	$2,589

Denominator for EPS:
Weighted average shares outstanding – basic	1,799,385,757	136,585,844	135,324,896
Dilutive shares	72,740	63,436	-

Weighted average shares outstanding – diluted*	1,799,458,497	136,649,280	135,324,896

EPS attributable to AIG common shareholders:
Basic:
Income (loss) from continuing operations	$9.65	$16.02	$(90.51)
Income (loss) from discontinued operations	$1.36	$(1.04)	$19.14
Diluted:
Income (loss) from continuing operations	$9.65	$16.02	$(90.51)
Income (loss) from discontinued operations	$1.36	$(1.04)	$19.14

*
Dilutive shares are calculated using the treasury stock method and include dilutive shares from share-based employee compensation plans, and the warrants issued to the Department of the Treasury in 2009, and warrants issued to the shareholders in January 2011. The number of shares excluded from diluted shares outstanding were 76 million, 11 million and 12 million for the years ended December 31, 2011, 2010 and 2009, respectively, because the effect would have been anti-dilutive.